Goodwill and Other Intangible Assets - Components of Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized Intangible Assets, Gross Carrying Amount	$ 4,884	$ 2,680
Finite-Lived Intangible Assets, Accumulated Amortization	(480)	(120)
Amortized Intangible Assets, Net Carrying Amount	4,404	2,560
Unamortized Intangible Assets, trade name	1,030	1,030
Intangible Assets, Net (Including Goodwill)	5,434	3,590
Intangible Assets, Gross (Excluding Goodwill)	5,914	3,710
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized Intangible Assets, Gross Carrying Amount	1,720	0
Finite-Lived Intangible Assets, Accumulated Amortization	0	0
Amortized Intangible Assets, Net Carrying Amount	1,720	0
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized Intangible Assets, Gross Carrying Amount	2,350	2,350
Finite-Lived Intangible Assets, Accumulated Amortization	(392)	(98)
Amortized Intangible Assets, Net Carrying Amount	1,958	2,252
Non-compete agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized Intangible Assets, Gross Carrying Amount	380	0
Finite-Lived Intangible Assets, Accumulated Amortization	0	0
Amortized Intangible Assets, Net Carrying Amount	380	0
Active agent list
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized Intangible Assets, Gross Carrying Amount	330	330
Finite-Lived Intangible Assets, Accumulated Amortization	(88)	(22)
Amortized Intangible Assets, Net Carrying Amount	242	308
State licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized Intangible Assets, Gross Carrying Amount	104	0
Finite-Lived Intangible Assets, Accumulated Amortization	0	0
Amortized Intangible Assets, Net Carrying Amount	$ 104	$ 0